Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for doubtful accounts
Valuation and qualifying accounts
Balance at Beginning of Period	$ 3,599	$ 2,310	$ 2,194
Charged (Released) to Operations	1,608	2,047	760
Deductions	(2,019)	(758)	(644)
Balance at End of Period	3,188	3,599	2,310
Valuation allowance for state and federal deferred tax assets
Valuation and qualifying accounts
Balance at Beginning of Period	18,157	23,422	59,990
Charged (Released) to Operations	(18,157)	(5,265)	(36,568)
Deductions	0	0	0
Balance at End of Period	0	18,157	23,422
LIN Television | Allowance for doubtful accounts
Valuation and qualifying accounts
Balance at Beginning of Period	3,599	2,310	2,194
Charged (Released) to Operations	1,608	2,047	760
Deductions	(2,019)	(758)	(644)
Balance at End of Period	3,188	3,599	2,310
LIN Television | Valuation allowance for state and federal deferred tax assets
Valuation and qualifying accounts
Balance at Beginning of Period	18,157	23,422	59,990
Charged (Released) to Operations	(18,157)	(5,265)	(36,568)
Balance at End of Period	$ 0	$ 18,157	$ 23,422